PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

Property and equipment, net consist of the following:

	December 31,
	2016	2015
Laboratory equipment	$2,398,685	$2,559,986
Computer/office equipment and software	115,885	187,337
Furniture, fixtures and office equipment	73,734	73,734
Leasehold improvements	75,262	75,262
	2,663,566	2,896,319
Less - Accumulated depreciation and amortization	(1,761,469)	(1,384,826)
Total property and equipment, net	$902,097	$1,511,493